Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 6,654,848	$ 6,405,605
Less: accumulated amortization	(2,393,586)	(1,427,523)
Intangible assets, net	4,261,262	4,978,082
Purchased Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	990,599	952,800
Purchased Patent, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	2,221,085	2,080,949
Capitalized Software, Cost [Member]
Finite-Lived Intangible Assets [Line Items]
Total intangible assets, at cost	$ 3,443,164	$ 3,371,856